Property, plant and equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	£ 2,825	£ 3,468
Depreciation charge	(446)	(492)		£ (475)
Impairment	(80)	(95)		(150)
Ending balance, Property, plant and equipment	2,572	2,825		3,468
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	7,360	8,380
Additions	633	537
Disposals	(1,170)	(1,398)
Change in fair value of investment properties	(5)	0
Exchange and other movements	(452)	(159)	[1]
Ending balance, Property, plant and equipment	6,366	7,360		8,380
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	(4,535)	4,912
Depreciation charge	(446)	(513)
Impairment	(28)
Disposals	(972)	(1,040)
Exchange and other movements	243	150	[1]
Ending balance, Property, plant and equipment	(3,794)	(4,535)		4,912
Property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	1,946
Ending balance, Property, plant and equipment	1,825	1,946
Property [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	3,429	3,919
Additions	220	167
Disposals	(18)	(761)
Change in fair value of investment properties	0	0
Exchange and other movements	(138)	104	[1]
Ending balance, Property, plant and equipment	3,493	3,429		3,919
Property [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	(1,483)	(1,697)
Depreciation charge	(171)	(186)
Impairment	(28)
Disposals	0	(635)
Exchange and other movements	14	(235)	[1]
Ending balance, Property, plant and equipment	(1,668)	(1,483)		(1,697)
Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	797
Ending balance, Property, plant and equipment	631	797
Equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	3,840	4,259
Additions	299	370
Disposals	(1,082)	(631)
Change in fair value of investment properties	0	0
Exchange and other movements	(309)	(158)	[1]
Ending balance, Property, plant and equipment	2,748	3,840		4,259
Equipment [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	(3,043)	(3,177)
Depreciation charge	(275)	(327)
Impairment	0
Disposals	(972)	(405)
Exchange and other movements	229	56	[1]
Ending balance, Property, plant and equipment	(2,117)	(3,043)		(3,177)
Leased assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	1
Ending balance, Property, plant and equipment	0	1
Leased assets [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	10	62
Additions	0	0
Disposals	(1)	0
Change in fair value of investment properties	0	0
Exchange and other movements	0	(52)	[1]
Ending balance, Property, plant and equipment	9	10		62
Leased assets [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	(9)	(38)
Depreciation charge	0	0
Impairment	0
Disposals	0	0
Exchange and other movements	0	29	[1]
Ending balance, Property, plant and equipment	(9)	(9)		(38)
Investment property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	81
Ending balance, Property, plant and equipment	116	81
Investment property [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	81	140
Additions	114	0
Disposals	(69)	(6)
Change in fair value of investment properties	(5)	0
Exchange and other movements	(5)	(53)	[1]
Ending balance, Property, plant and equipment	116	81		140
Investment property [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	0	0
Depreciation charge	0	0
Impairment	0
Disposals	0	0
Exchange and other movements	0	0	[1]
Ending balance, Property, plant and equipment	£ 0	£ 0		£ 0

[1]	Includes property, plant and equipment relating to BAGL of £ 627 m (cost of £ 1,066 m less accumulated depreciation of £ 439 m) which was reclassified to held for sale.